Summary of significant accounting policies - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 15, 2022 $ / shares
Disclosure of summary of significant accounting policies [Line Items]
Impairment loss on investment in joint venture	$ 0	$ 21,519	$ 0
Loss on disposal of investments	$ 3,000
Number of operating segments | segment	1
Payables/ borrowings	$ 100,390	$ 217,956
Fair value of shares issued (in dollars per share) | $ / shares				$ 9.38